FEDERAL INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Balance at beginning of year	$ 87	$ 87
Additions/(reductions) based on tax positions for the current year	(87)	0
Balance at end of year	$ 0	$ 87